Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses	$ 217	$ 206
Italian goodwill tax step-up	101	110
Interest expense limitation carryforward	51	30
Provisions not currently deductible for tax purposes	23	49
Lease liabilities	23	24
Depreciation and amortization	9	3
Other	30	42
Gross deferred tax assets	453	464
Valuation allowance	(237)	(225)	$ (181)	$ (150)
Deferred tax assets, net of valuation allowance	216	239
Deferred tax liabilities:
Acquired intangible assets	128	137
Depreciation and amortization	102	114
Italian goodwill equity reserve liability	96	104
Lease right-of-use assets	23	23
Other	0	2
Total deferred tax liabilities	349	380
Net deferred income tax liability	(133)	(141)
Deferred income taxes - non-current asset	37	37
Deferred income taxes - non-current liability	$ (170)	$ (178)